VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—4.4%
South Korea—4.4%
Samsung Electronics Co., Ltd., 2.180%	107,737	$ 6,453
Total Preferred Stock (Identified Cost $5,909)		6,453

Common Stocks—93.8%
Argentina—0.6%
MercadoLibre, Inc.(1)	647	872
Brazil—2.8%
Ambipar Participacoes e Empreendimentos S.A.	128,800	975
B3 S.A. - Brasil Bolsa Balcao	707,948	1,416
Cia de Locacao das Americas	186,107	785
WEG S.A.	155,300	920
		4,096

China—36.9%
Aier Eye Hospital Group Co. Ltd. Class A	119,393	792
Alibaba Group Holding Ltd.(1)	309,500	4,719
ANTA Sports Products Ltd.	57,600	864
Asymchem Laboratories Tianjin Co., Ltd. Class A	16,700	1,140
Bank of Ningbo Co., Ltd. Class A	160,254	962
China Lesso Group Holdings Ltd.	182,000	261
China Merchants Bank Co., Ltd. Class A	638,050	4,876
East Money Information Co., Ltd. Class A	484,366	2,820
ENN Energy Holdings Ltd.	50,700	954
Foshan Haitian Flavouring & Food Co., Ltd. Class A	45,543	751
Hangzhou Tigermed Consulting Co. Ltd. Class A	39,100	784
JD.com, Inc. Class A(1)	49,800	1,750
Jiangsu Hengli Hydraulic Co., Ltd. Class A	74,000	950
Kweichow Moutai Co., Ltd. Class A	3,300	1,061
Li Ning Co., Ltd.	104,500	1,144
Longfor Group Holdings Ltd.	193,500	911
LONGi Green Energy Technology Co., Ltd. Class A	84,140	1,138
Luxshare Precision Industry Co., Ltd. Class A	961,530	7,423
Luzhou Laojiao Co., Ltd. Class A	27,700	1,103
Meituan Class B(1)	80,300	2,321
Midea Group Co., Ltd. Class A	88,900	1,030
	Shares	Value

China—continued
NetEase, Inc.	33,600	$ 679
Ping An Insurance Group Co. of China Ltd. Class A	122,000	965
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	19,900	986
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	15,700	938
Shenzhou International Group Holdings Ltd.	19,100	367
Tencent Holdings Ltd.	155,500	9,110
Will Semiconductor Co. Ltd. Shanghai Class A	26,017	1,269
Wuliangye Yibin Co., Ltd. Class A	26,755	935
Wuxi Biologics Cayman, Inc.(1)	63,500	754
Yum China Holdings, Inc.	19,757	985
		54,742

Hong Kong—3.2%
AIA Group Ltd.	50,000	504
Hong Kong Exchanges & Clearing Ltd.	17,700	1,034
SITC International Holdings Co., Ltd.	251,000	908
SUNeVision Holdings Ltd.	1,076,000	1,018
Techtronic Industries Co., Ltd.	66,000	1,314
		4,778

India—8.8%
Aarti Industries Ltd.	70,093	947
Asian Paints Ltd.	24,149	1,099
Atul Ltd.	5,832	709
Bajaj Finserv Ltd.	2,354	520
Britannia Industries Ltd.	9,662	469
Coromandel International Ltd.	85,401	869
HDFC Bank Ltd.	49,134	978
Hindustan Unilever Ltd.	12,953	411
Indraprastha Gas Ltd.	128,233	811
Infosys Ltd.	50,074	1,272
Ipca Laboratories Ltd.	35,726	1,041
Manappuram Finance Ltd.	167,820	372
Muthoot Finance Ltd.	18,511	372
Reliance Industries Ltd.	67,531	2,151
Tata Consultancy Services Ltd.	19,881	1,000
		13,021

Indonesia—0.7%
Bank Central Asia Tbk PT	2,056,800	1,053
Kazakhstan—0.8%
Kaspi.KZ JSC GDR	10,234	1,187
Netherlands—1.7%
ASM International N.V.	2,153	953
ASML Holding N.V.	1,217	979
	Shares	Value

Netherlands—continued
Yandex N.V. Class A(1)	11,127	$ 673
		2,605

Poland—0.7%
Dino Polska S.A.(1)	11,532	1,051
Russia—2.2%
HeadHunter Group plc ADR	18,459	943
LUKOIL PJSC Sponsored ADR	10,285	921
Novatek PJSC Sponsored GDR	4,077	955
Polyus PJSC GDR	5,010	442
		3,261

Saudi Arabia—1.1%
Al Rajhi Bank	17,937	678
Saudi Arabian Oil Co.	104,985	1,001
		1,679

Singapore—0.6%
Sea Ltd. ADR(1)	3,818	854
South Africa—4.7%
AngloGold Ashanti Ltd.	39,985	825
Capitec Bank Holdings Ltd.	8,417	1,077
Clicks Group Ltd.	54,631	1,082
Gold Fields Ltd. Sponsored ADR	287,954	3,164
Naspers Ltd. Class N	5,491	852
		7,000

South Korea—3.0%
Coupang, Inc. Class A(1)	24,915	732
Hansol Chemical Co., Ltd.	2,565	659
Kakao Corp.(1)	7,838	742
Macquarie Korea Infrastructure Fund	38,844	459
NAVER Corp.	2,474	788
Samsung Electronics Co., Ltd.	15,729	1,036
		4,416

Taiwan—17.0%
Alchip Technologies Ltd.	30,000	1,106
ASPEED Technology, Inc.	8,000	1,031
Chailease Holding Co., Ltd.	104,206	992
E.Sun Financial Holding Co., Ltd.	1,102,774	1,118
Lotes Co., Ltd.	38,000	1,045
MediaTek, Inc.	27,000	1,161
Micro-Star International Co., Ltd.	95,000	551
Parade Technologies Ltd.	13,000	994
Pegavision Corp.	52,000	803
Realtek Semiconductor Corp.	48,200	1,010
Taiwan Semiconductor Manufacturing Co., Ltd.	477,000	10,603
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Taiwan—continued
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	8,303	$ 999
Unimicron Technology Corp.	119,000	994
Vanguard International Semiconductor Corp.	167,000	954
Voltronic Power Technology Corp.	21,350	1,192
Wiwynn Corp.	17,133	691
		25,244

Thailand—0.6%
Energy Absolute PCL NVDR	294,800	847
United States—8.4%
Advanced Micro Devices, Inc.(1)	6,458	929
Broadcom, Inc.	2,096	1,395
Fabrinet(1)	8,056	955
Lam Research Corp.	1,720	1,237
Monolithic Power Systems, Inc.	1,908	941
NVIDIA Corp.	3,174	934
	Shares	Value

United States—continued
Teradyne, Inc.	37,494	$ 6,131
		12,522

Total Common Stocks (Identified Cost $111,106)		139,228

Total Long-Term Investments—98.2% (Identified Cost $117,015)		145,681

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	2,855,081	2,855
Total Short-Term Investment (Identified Cost $2,855)		2,855

TOTAL INVESTMENTS—100.1% (Identified Cost $119,870)		$148,536
Other assets and liabilities, net—(0.1)%		(130)
NET ASSETS—100.0%		$148,406
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipts
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	37%
Taiwan	17
United States	10
India	9
South Korea	7
South Africa	5
Hong Kong	3
Other	12
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$139,228	$139,228
Preferred Stock	6,453	6,453
Money Market Mutual Fund	2,855	2,855
Total Investments	$148,536	$148,536
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS NFJ EMERGING MARKETS VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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